Distribution Date:	11/10/23	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	11/06/23
Next Distribution Date:	12/12/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270

Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership

Mortgage Loan Detail (Part 1)	14-16		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	20
			Don Simon	(203) 660-6100
Historical Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	26	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Controlling Class	Deer Park Road Management Company, LP
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	22,938,498.39	1,508,276.90	62,258.91	0.00	0.00	1,570,535.81	21,430,221.49	38.54%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	231,407,831.89	0.00	622,872.75	0.00	0.00	622,872.75	231,407,831.89	38.54%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	381,594,000.00	0.00	1,112,028.51	0.00	0.00	1,112,028.51	381,594,000.00	38.54%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	101,016,000.00	0.00	319,968.18	0.00	0.00	319,968.18	101,016,000.00	28.76%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	92,797,000.00	0.00	323,474.88	0.00	0.00	323,474.88	92,797,000.00	19.77%	15.85%
C	12593ABE4	4.430339%	61,295,000.00	61,295,000.00	0.00	226,298.02	0.00	0.00	226,298.02	61,295,000.00	13.83%	11.38%
D	12593ABF1	4.430339%	58,212,000.00	58,212,000.00	0.00	214,915.74	0.00	0.00	214,915.74	58,212,000.00	8.19%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	73,826.83	0.00	0.00	73,826.83	27,394,000.00	5.54%	5.13%
F*	12593AAL9	4.430339%	29,107,000.00	29,107,000.00	0.00	107,461.56	0.00	0.00	107,461.56	29,107,000.00	2.72%	3.00%
G	12593AAN5	4.430339%	41,091,186.00	28,057,104.64	0.00	10,581.76	0.00	0.00	10,581.76	28,057,104.64	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	1,033,818,434.92	1,508,276.90	3,073,687.14	0.00	0.00	4,581,964.04	1,032,310,158.02

X-A	12593ABB0	0.982979%	1,059,810,000.00	736,956,330.28	0.00	603,676.90	0.00	0.00	603,676.90	735,448,053.38

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	0.148952%	154,092,000.00	154,092,000.00	0.00	19,126.92	0.00	0.00	19,126.92	154,092,000.00
X-C	12593AAC9	0.000000%	58,212,000.00	58,212,000.00	0.00	0.00	0.00	0.00	0.00	58,212,000.00
X-D	12593AAG0	1.196339%	27,394,000.00	27,394,000.00	0.00	27,310.42	0.00	0.00	27,310.42	27,394,000.00
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	976,654,330.28	0.00	650,114.24	0.00	0.00	650,114.24	975,146,053.38

Deal Distribution Total					1,508,276.90	3,723,801.38	0.00	0.00	5,232,078.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593AAY1	268.91557315	17.68202696	0.72988171	0.00000000	0.00000000	0.00000000	0.00000000	18.41190868	251.23354619
A-3	12593AAZ8	857.06604404	0.00000000	2.30693611	0.00000000	0.00000000	0.00000000	0.00000000	2.30693611	857.06604404
A-4	12593ABA2	1,000.00000000	0.00000000	2.91416665	0.00000000	0.00000000	0.00000000	0.00000000	2.91416665	1,000.00000000
A-M	12593ABC8	1,000.00000000	0.00000000	3.16750000	0.00000000	0.00000000	0.00000000	0.00000000	3.16750000	1,000.00000000
B	12593ABD6	1,000.00000000	0.00000000	3.48583338	0.00000000	0.00000000	0.00000000	0.00000000	3.48583338	1,000.00000000
C	12593ABE4	1,000.00000000	0.00000000	3.69194910	0.00000000	0.00000000	0.00000000	0.00000000	3.69194910	1,000.00000000
D	12593ABF1	1,000.00000000	0.00000000	3.69194908	0.00000000	0.00000000	0.00000000	0.00000000	3.69194908	1,000.00000000
E	12593AAJ4	1,000.00000000	0.00000000	2.69500000	0.00000000	0.00000000	0.00000000	0.00000000	2.69500000	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	3.69194902	0.00000000	0.00000000	0.00000000	0.00000000	3.69194902	1,000.00000000
G	12593AAN5	682.80104254	0.00000000	0.25751897	2.26334767	134.17059293	0.00000000	0.00000000	0.25751897	682.80104254
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	695.36646218	0.00000000	0.56960861	0.00000000	0.00000000	0.00000000	0.00000000	0.56960861	693.94330435
X-B	12593AAA3	1,000.00000000	0.00000000	0.12412663	0.00000000	0.00000000	0.00000000	0.00000000	0.12412663	1,000.00000000
X-C	12593AAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593AAG0	1,000.00000000	0.00000000	0.99694897	0.00000000	0.00000000	0.00000000	0.00000000	0.99694897	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	62,258.91	0.00	62,258.91	0.00	0.00	0.00	62,258.91	0.00
A-3	10/01/23 - 10/30/23	30	0.00	622,872.75	0.00	622,872.75	0.00	0.00	0.00	622,872.75	0.00
A-4	10/01/23 - 10/30/23	30	0.00	1,112,028.51	0.00	1,112,028.51	0.00	0.00	0.00	1,112,028.51	0.00
X-A	10/01/23 - 10/30/23	30	0.00	603,676.90	0.00	603,676.90	0.00	0.00	0.00	603,676.90	0.00
X-B	10/01/23 - 10/30/23	30	0.00	19,126.92	0.00	19,126.92	0.00	0.00	0.00	19,126.92	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/23 - 10/30/23	30	0.00	27,310.42	0.00	27,310.42	0.00	0.00	0.00	27,310.42	0.00
A-M	10/01/23 - 10/30/23	30	0.00	319,968.18	0.00	319,968.18	0.00	0.00	0.00	319,968.18	0.00
B	10/01/23 - 10/30/23	30	0.00	323,474.88	0.00	323,474.88	0.00	0.00	0.00	323,474.88	0.00
C	10/01/23 - 10/30/23	30	0.00	226,298.02	0.00	226,298.02	0.00	0.00	0.00	226,298.02	0.00
D	10/01/23 - 10/30/23	30	0.00	214,915.74	0.00	214,915.74	0.00	0.00	0.00	214,915.74	0.00
E	10/01/23 - 10/30/23	30	0.00	73,826.83	0.00	73,826.83	0.00	0.00	0.00	73,826.83	0.00
F	10/01/23 - 10/30/23	30	0.00	107,461.56	0.00	107,461.56	0.00	0.00	0.00	107,461.56	0.00
G	10/01/23 - 10/30/23	30	5,420,225.15	103,585.40	0.00	103,585.40	93,003.64	0.00	0.00	10,581.76	5,513,228.79
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,420,225.15	3,816,805.02	0.00	3,816,805.02	93,003.64	0.00	0.00	3,723,801.38	5,513,228.79

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	5,232,078.28	Beginning Reserve Account Balance	0.00
Pooled Available Funds	5,232,078.28	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,834,913.71	Master Servicing Fee	12,954.07
Interest Reductions due to Nonrecoverability Determination	(78,882.80)	Certificate Administrator Fee	2,816.79
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	445.12
ARD Interest	0.00	Operating Advisor Fee	1,307.18
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,756,030.91	Total Fees	17,733.16

Principal		Expenses/Reimbursements
Scheduled Principal	1,508,276.90	Reimbursement for Interest on Advances	(104.51)
Unscheduled Principal Collections		ASER Amount	658.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,511.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,430.47
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,508,276.90	Total Expenses/Reimbursements	14,496.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,723,801.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,508,276.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,232,078.28
Total Funds Collected	5,264,307.81	Total Funds Distributed	5,264,307.84

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,033,818,434.92	1,033,818,434.92	Beginning Certificate Balance	1,033,818,434.92
(-) Scheduled Principal Collections	1,508,276.90	1,508,276.90	(-) Principal Distributions	1,508,276.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,032,310,158.02	1,032,310,158.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,036,339,983.59	1,036,339,983.59	Ending Certificate Balance	1,032,310,158.02
Ending Actual Collateral Balance	1,034,832,326.45	1,034,832,326.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,639,835.47	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,639,835.47	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP	Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP
7,499,999 or less	25	99,897,054.43	9.68%	17	4.4076	1.741889	1.39 or less	14	203,496,958.27	19.71%	16	4.5858	0.979550
7,500,000 to 14,999,999	9	92,703,261.97	8.98%	16	4.4122	1.604469	1.40 to 1.44	3	66,476,617.72	6.44%	0	4.7640	1.424585
15,000,000 to 24,999,999	10	188,648,499.84	18.27%	11	4.3087	1.595000	1.45 to 1.54	7	79,918,751.29	7.74%	17	4.3232	1.479272
25,000,000 to 49,999,999	5	177,398,070.35	17.18%	16	4.6117	1.432313	1.55 to 1.99	12	46,201,872.21	4.48%	17	4.4363	1.772275
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	8	95,485,196.30	9.25%	17	4.2345	2.101819
75,000,000 or greater	1	80,000,000.00	7.75%	14	3.9850	2.630000	2.50 to 2.99	5	141,606,893.73	13.72%	15	4.0231	2.623927
Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425	3.00 or greater	1	5,460,597.07	0.53%	16	4.5200	3.980000
							Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	55	393,663,271.43	38.13%	17	4.1857	NAP	Oregon	2	16,413,684.73	1.59%	17	4.2434	1.980228
Alabama	3	1,444,390.35	0.14%	13	4.4500	1.360000	Pennsylvania	1	5,207,248.24	0.50%	18	4.3330	1.650000
Arizona	1	1,674,943.13	0.16%	13	4.6500	1.760000	South Dakota	2	3,941,999.79	0.38%	17	4.4500	1.678420
Arkansas	4	2,174,749.46	0.21%	13	4.4500	1.360000	Tennessee	6	2,982,980.07	0.29%	13	4.4500	1.360000
California	10	272,520,559.44	26.40%	16	4.2563	1.848016	Texas	3	25,936,920.30	2.51%	18	4.3347	2.130843
Colorado	2	9,394,192.50	0.91%	17	4.3103	2.077529	Virginia	1	6,248,435.88	0.61%	16	4.1100	1.930000
Connecticut	1	3,750,000.00	0.36%	17	3.9315	2.630000	Wisconsin	1	653,115.64	0.06%	13	4.4500	1.360000
Delaware	1	21,276,864.72	2.06%	14	4.2100	2.020000	Totals	146	1,032,310,158.02	100.00%	15	4.3076	1.686425
Florida	4	46,489,735.65	4.50%	16	5.1108	1.630140
									Property Type³
Georgia	3	19,769,559.69	1.92%	15	4.3796	1.014502
Illinois	11	21,102,669.57	2.04%	16	4.3880	1.363735		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	3	1,396,034.67	0.14%	13	4.4500	1.360000		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	2	14,267,339.08	1.38%	17	4.8415	1.470000	Defeased	55	393,663,271.43	38.13%	17	4.1857	NAP
Kansas	1	531,284.45	0.05%	13	4.4500	1.360000	Industrial	2	9,123,102.16	0.88%	16	4.1478	1.923698
Kentucky	2	1,036,193.07	0.10%	13	4.4500	1.360000	Lodging	7	70,289,199.14	6.81%	1	4.8392	1.608303
Maryland	1	7,924,130.40	0.77%	15	4.5100	1.790000	Mixed Use	3	38,685,942.24	3.75%	18	4.2814	2.088878
Michigan	3	36,602,794.98	3.55%	18	4.1301	0.919011	Mobile Home Park	4	12,263,897.77	1.19%	17	4.2400	1.412429
Minnesota	3	2,262,000.00	0.22%	17	5.1660	1.974454	Multi-Family	12	115,991,618.87	11.24%	17	4.5921	1.465496
Mississippi	1	10,056,893.73	0.97%	18	4.1935	2.560000	Office	19	276,755,767.75	26.81%	15	4.1673	1.847288
Missouri	4	4,892,834.24	0.47%	16	4.9057	1.609942	Retail	44	115,537,358.67	11.19%	16	4.4789	1.542112
Nebraska	1	535,680.42	0.05%	13	4.4500	1.360000	Totals	146	1,032,310,158.02	100.00%	15	4.3076	1.686425
Nevada	1	15,015,082.37	1.45%	17	4.2085	2.030000
New York	4	44,659,788.74	4.33%	(8)	4.8126	1.337852
Ohio	7	37,567,907.43	3.64%	17	4.2053	1.505550
Oklahoma	2	916,873.86	0.09%	13	4.4500	1.360000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP	Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP
	4.4999% or less	32	469,731,947.24	45.50%	16	4.1810	1.801637	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	58,804,730.57	5.70%	17	4.6153	1.674069	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	11	110,110,208.78	10.67%	6	5.1194	1.302362	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	50	638,646,886.59	61.87%	14	4.3828	1.703810
								Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP	Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP
	60 months or less	50	638,646,886.59	61.87%	14	4.3828	1.703810	Interest Only	9	152,598,500.00	14.78%	15	4.0851	2.471436
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	41	486,048,386.59	47.08%	14	4.4763	1.462808
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425	Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	24	393,663,271.43	38.13%	17	4.1857	NAP			No outstanding loans in this group
Underwriter's Information		4	71,527,334.41	6.93%	1	4.5518	1.407783
	12 months or less	44	558,748,373.30	54.13%	16	4.3541	1.756234
	13 months to 24 months	1	6,339,715.82	0.61%	17	4.9000	0.620000
	25 months or greater	1	2,031,463.06	0.20%	17	4.7100	1.090000
	Totals	74	1,032,310,158.02	100.00%	15	4.3076	1.686425
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A2	30309164	OF	West Hollywood	CA	Actual/360	3.985%	274,522.22	0.00	0.00	N/A	01/06/25	--	80,000,000.00	80,000,000.00	11/06/23
01A3	30309165				Actual/360	3.985%	137,261.11	0.00	0.00	N/A	01/06/25	--	40,000,000.00	40,000,000.00	11/06/23
3	30309161	MF	Various	Various	Actual/360	4.430%	330,516.17	150,911.95	0.00	N/A	04/06/25	--	86,642,263.11	86,491,351.16	11/06/23
4	30309189	OF	New York	NY	Actual/360	3.610%	279,775.00	0.00	0.00	N/A	03/06/25	--	90,000,000.00	90,000,000.00	11/06/23
6	30309174	OF	Van Nuys	CA	Actual/360	4.325%	163,724.83	77,993.00	0.00	N/A	04/06/25	--	43,961,170.73	43,883,177.73	11/06/23
7	30309144	MF	Jacksonville	FL	Actual/360	5.375%	159,597.80	64,390.70	0.00	N/A	03/06/25	--	34,481,745.49	34,417,354.79	11/06/23
8	30309208	LO	San Diego	CA	Actual/360	4.672%	125,110.01	64,619.52	0.00	N/A	04/06/25	--	31,095,830.60	31,031,211.08	11/06/23
9	30309171	RT	Lake Arrowhead	CA	Actual/360	4.950%	119,872.58	56,271.52	0.00	N/A	03/06/25	--	28,122,598.27	28,066,326.75	11/06/23
10	30295203	OF	Portland	ME	Actual/360	4.269%	101,633.87	66,634.91	0.00	N/A	04/06/25	--	27,647,323.97	27,580,689.06	11/06/23
11	30309215	MF	Los Angeles	CA	Actual/360	4.660%	117,386.34	0.00	0.00	N/A	05/06/25	--	29,250,000.00	29,250,000.00	11/06/23
12	30309162	SS	Various	Various	Actual/360	4.220%	85,942.32	42,731.29	0.00	N/A	04/06/25	--	23,650,232.22	23,607,500.93	11/06/23
13	30309211	MU	Fort Worth	TX	Actual/360	4.240%	79,625.92	48,126.29	0.00	N/A	05/06/25	--	21,808,682.88	21,760,556.59	11/06/23
14	30295373	MF	Novi	MI	Actual/360	3.940%	70,516.38	47,974.30	0.00	N/A	05/06/25	--	20,784,262.75	20,736,288.45	11/06/23
15	30309148	OF	Wilmington	DE	Actual/360	4.210%	77,298.05	45,102.20	0.00	N/A	01/01/25	--	21,321,966.92	21,276,864.72	11/01/23
16	30309176	MF	Various	Various	Actual/360	4.223%	80,043.19	42,554.25	0.00	N/A	04/06/25	--	22,008,613.36	21,966,059.11	11/06/23
17	30295280	MF	Washington	DC	Actual/360	4.417%	77,001.23	30,872.02	0.00	N/A	04/06/25	--	20,246,978.75	20,216,106.73	11/06/23
18	30309183	RT	Cuyahoga Falls	OH	Actual/360	4.200%	63,632.07	39,061.54	0.00	N/A	05/06/25	--	17,594,119.40	17,555,057.86	11/06/23
19	30309166	LO	Long Island City	NY	Actual/360	5.251%	0.00	0.00	0.00	N/A	01/06/20	--	17,445,406.64	17,445,406.64	02/06/20
21	30309188	Various Champaign		IL	Actual/360	4.350%	64,415.42	35,146.94	0.00	N/A	03/06/25	--	17,196,551.57	17,161,404.63	12/06/21
22	30309216	OF	San Francisco	CA	Actual/360	4.130%	63,177.04	32,598.66	0.00	N/A	04/06/25	--	17,764,378.13	17,731,779.47	11/06/23
23	30309202	OF	New York	NY	Actual/360	4.450%	68,975.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	11/06/23
24	30309175	RT	Las Vegas	NV	Actual/360	4.208%	54,536.13	33,576.28	0.00	N/A	04/06/25	--	15,048,658.65	15,015,082.37	11/06/23
25	30309177	IN	Las Vegas	NV	Actual/360	3.900%	50,045.43	32,496.51	0.00	N/A	04/06/25	--	14,901,863.67	14,869,367.16	11/06/23
26	30309201	MF	West Des Moines	IA	Actual/360	4.841%	59,617.58	32,632.81	0.00	N/A	04/06/25	--	14,299,971.89	14,267,339.08	11/06/23
27	30309182	MF	Topeka	KS	Actual/360	4.330%	52,535.94	30,670.22	0.00	N/A	05/06/25	--	14,089,949.89	14,059,279.67	11/06/23
28	30309212	RT	Various	Various	Actual/360	4.450%	57,393.58	23,201.42	0.00	N/A	12/06/24	--	14,977,665.45	14,954,464.03	11/06/23
29	30309146	MH	West Palm Beach	FL	Actual/360	3.930%	48,487.19	24,059.60	0.00	N/A	03/01/25	--	14,327,659.74	14,303,600.14	11/01/23
30	30309154	MH	Belleville	MI	Actual/360	4.170%	43,331.05	25,373.71	0.00	N/A	03/01/25	--	12,067,129.83	12,041,756.12	11/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	30295233	MF	Gresham	OR	Actual/360	4.370%	40,713.79	21,660.01	0.00	N/A	04/06/25	--	10,819,343.72	10,797,683.71	11/06/23
32	30309191	OF	Pomona	CA	Actual/360	4.100%	33,834.92	21,732.89	0.00	N/A	04/06/25	--	9,583,453.90	9,561,721.01	11/06/23
34	30309214	MF	Starkville	MS	Actual/360	4.194%	36,377.55	17,006.14	0.00	N/A	05/06/25	--	10,073,899.87	10,056,893.73	11/06/23
35	30309145	MU	Royal Oak	MI	Actual/360	4.250%	33,470.12	20,151.33	0.00	N/A	05/06/25	--	9,145,536.98	9,125,385.65	11/06/23
36	30309217	OF	San Diego	CA	Actual/360	4.300%	26,615.91	23,754.19	0.00	N/A	04/06/25	--	7,188,092.54	7,164,338.35	11/06/23
37	30309184	OF	Brookhaven	GA	Actual/360	4.350%	30,829.57	14,720.21	0.00	N/A	02/06/25	--	8,230,364.57	8,215,644.36	11/06/23
38	30295167	IN	St Louis	MO	Actual/360	4.700%	31,401.64	16,053.72	0.00	N/A	04/06/25	--	7,758,811.73	7,742,758.01	11/06/23
39	30309167	RT	Hillcrest Heights	MD	Actual/360	4.510%	30,831.81	14,823.36	0.00	N/A	02/06/25	--	7,938,953.76	7,924,130.40	11/06/23
40	30295168	OF	Utica	MI	Actual/360	4.553%	26,482.67	14,302.09	0.00	N/A	04/06/25	--	6,755,422.97	6,741,120.88	11/06/23
41	30309147	SS	Various	GA	Actual/360	4.550%	26,284.00	14,488.84	0.00	N/A	01/01/25	--	6,708,430.39	6,693,941.55	11/01/23
42	30309209	RT	Denver	CO	Actual/360	4.200%	26,670.91	11,716.94	0.00	N/A	04/06/25	--	7,374,446.38	7,362,729.44	11/06/23
43	30309185	OF	Atlanta	GA	Actual/360	4.350%	26,449.41	12,628.82	0.00	N/A	02/06/25	--	7,061,022.90	7,048,394.08	10/06/23
44	30309172	MU	San Diego	CA	Actual/360	4.434%	29,778.34	0.00	0.00	N/A	04/06/25	--	7,800,000.00	7,800,000.00	11/06/23
45	30309187	LO	Phoenix	AZ	Actual/360	4.650%	24,648.96	15,308.97	0.00	N/A	02/06/25	--	6,155,826.54	6,140,517.57	11/06/23
46	30309158	LO	Brentwood	TN	Actual/360	4.200%	20,858.76	19,561.91	0.00	N/A	02/06/25	--	5,767,400.11	5,747,838.20	11/06/23
47	30309203	LO	Poughkeepsie	NY	Actual/360	4.900%	26,803.81	12,735.33	0.00	N/A	04/06/25	--	6,352,451.15	6,339,715.82	12/06/20
50	30309168	IN	Manassas	VA	Actual/360	4.110%	22,155.27	11,588.29	0.00	N/A	03/06/25	--	6,260,024.17	6,248,435.88	11/06/23
51	30309156	MH	Damascus	OR	Actual/360	4.000%	19,388.63	12,956.26	0.00	N/A	04/01/25	--	5,628,957.28	5,616,001.02	11/01/23
52	30309169	LO	Titusville	FL	Actual/360	4.520%	21,299.44	11,712.39	0.00	N/A	03/06/25	--	5,472,309.46	5,460,597.07	11/06/23
55	30309210	RT	Limerick Township	PA	Actual/360	4.333%	19,465.99	9,845.86	0.00	N/A	05/06/25	--	5,217,094.10	5,207,248.24	11/06/23
56	30295155	SS	Rockledge	FL	Actual/360	4.664%	19,180.14	9,226.05	0.00	N/A	04/06/25	--	4,775,668.17	4,766,442.12	11/06/23
57	30309159	MF	Cincinnati	OH	Actual/360	4.200%	16,287.98	10,118.95	0.00	N/A	03/06/25	--	4,503,589.55	4,493,470.60	11/06/23
58	30309152	MH	Phoenix	AZ	Actual/360	4.290%	16,445.18	9,999.04	0.00	N/A	01/01/25	--	4,451,662.46	4,441,663.42	11/01/23
59	30309179	RT	Thousand Oaks	CA	Actual/360	4.150%	15,546.09	9,731.28	0.00	N/A	05/06/25	--	4,350,245.77	4,340,514.49	11/06/23
60	30309160	RT	McDonough	GA	Actual/360	4.480%	17,414.74	8,668.94	0.00	N/A	04/06/25	--	4,514,190.19	4,505,521.25	11/06/23
61	30295228	SS	Naples	FL	Actual/360	4.530%	16,542.10	8,372.90	0.00	N/A	04/06/25	--	4,240,657.58	4,232,284.68	11/06/23
62	30309181	MF	Las Vegas	NV	Actual/360	4.105%	13,378.39	8,523.64	0.00	N/A	05/06/25	--	3,784,701.70	3,776,178.06	11/06/23
63	30309192	LO	Sioux Falls	SD	Actual/360	4.450%	13,404.42	11,369.90	0.00	N/A	04/06/25	--	3,498,072.73	3,486,702.83	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	30309178	LO	Marshall	TX	Actual/360	4.750%	13,908.87	10,606.18	0.00	N/A	05/06/25	--	3,400,469.89	3,389,863.71	11/06/23
65	30295184	OF	Chicago	IL	Actual/360	4.553%	15,478.43	6,237.51	0.00	N/A	04/06/25	--	3,947,502.46	3,941,264.95	11/06/23
66	30309190	RT	Gallipolis	OH	Actual/360	4.080%	12,628.66	6,652.90	0.00	N/A	04/06/25	--	3,594,494.30	3,587,841.40	11/06/23
67	30309198	LO	Blue Springs	MO	Actual/360	5.161%	13,976.51	9,189.82	0.00	N/A	04/06/25	--	3,144,891.81	3,135,701.99	11/06/23
68	30309213	MF	Clinton	MS	Actual/360	4.173%	12,893.80	6,078.60	0.00	N/A	05/06/25	--	3,587,744.31	3,581,665.71	11/06/23
69	30309153	MH	Alexandria	KY	Actual/360	4.150%	11,573.41	7,384.62	0.00	N/A	02/01/25	--	3,238,575.79	3,231,191.17	11/01/23
70	30309173	MF	Norwalk	CT	Actual/360	3.932%	12,695.47	0.00	0.00	N/A	04/06/25	--	3,750,000.00	3,750,000.00	11/06/23
71	30295116	IN	Syracuse	NY	Actual/360	4.230%	10,505.96	9,605.06	0.00	N/A	04/06/25	--	2,884,271.34	2,874,666.28	11/06/23
72	30294958	LO	Conway	SC	Actual/360	4.650%	11,291.29	9,026.42	0.00	N/A	03/06/25	--	2,819,885.50	2,810,859.08	11/06/23
73	30309157	MH	Colton	CA	Actual/360	4.140%	10,509.96	6,604.68	0.00	N/A	05/01/25	--	2,948,095.24	2,941,490.56	11/01/23
76	30309151	MH	Apache Junction	AZ	Actual/360	4.470%	8,855.35	5,029.52	0.00	N/A	01/01/25	--	2,300,587.98	2,295,558.46	11/01/23
77	30309155	MH	Monument	CO	Actual/360	4.710%	8,256.33	4,205.41	0.00	N/A	04/01/25	--	2,035,668.47	2,031,463.06	11/01/23
78	30309149	MH	Phoenix	AZ	Actual/360	4.650%	6,721.13	3,591.61	0.00	N/A	12/01/24	--	1,678,534.74	1,674,943.13	11/01/23
79	30309180	RT	Plano	TX	Actual/360	4.166%	4,640.50	4,306.68	0.00	N/A	05/06/25	--	1,293,558.51	1,289,251.83	11/06/23
80	30309200	RT	Paynesville	MN	Actual/360	5.166%	3,585.49	0.00	0.00	03/06/25	03/06/35	--	806,000.00	806,000.00	11/06/23
81	30309205	RT	Yorktown	TX	Actual/360	5.166%	3,498.75	0.00	0.00	04/06/25	04/06/35	--	786,500.00	786,500.00	11/06/23
82	30309206	RT	St Francis	MN	Actual/360	5.166%	3,267.42	0.00	0.00	04/06/25	04/06/35	--	734,500.00	734,500.00	11/06/23
83	30309207	RT	Battle Lake	MN	Actual/360	5.166%	3,209.59	0.00	0.00	04/06/25	04/06/35	--	721,500.00	721,500.00	11/06/23
Totals							3,756,030.91	1,508,276.90	0.00				1,033,818,434.92	1,032,310,158.02

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A2	22,104,844.34	22,674,950.64	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
01A3	22,104,844.34	22,674,950.64	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	2,107,887.70	2,225,850.60	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,606,339.23	3,538,238.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,215,988.88	3,817,698.89	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,298,657.99	638,931.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	7,530,891.00	10,510,180.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	644,807.95	918,617.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,812,606.41	3,184,792.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,414,432.79	848,881.67	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,870,483.89	1,924,444.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	03/06/23	17,712,867.86	972,219.12	(456.68)	2,599,006.74	22,036.60	0.00
21	1,244,176.88	0.00	--	--	01/06/23	0.00	0.00	99,408.36	2,288,224.67	0.00	0.00
22	2,522,947.61	2,389,612.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,156,565.64	1,149,283.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,052,631.06	2,271,536.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,676,333.06	1,717,695.39	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	21,246,846.88	10,618,572.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,852,152.65	1,727,540.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,071,477.98	598,729.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,751,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,485,078.33	1,074,300.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	997,424.07	1,023,656.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	468,691.60	412,377.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	25,809.26	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,015,539.77	1,040,006.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	708,388.14	601,933.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	773,553.88	1,115,158.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	861,905.47	884,226.42	01/01/23	09/30/23	--	0.00	0.00	39,047.83	39,047.83	0.00	0.00
44	909,667.15	926,435.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	398,230.67	0.00	--	--	10/06/23	157,572.34	45,292.76	38,604.68	1,329,835.43	796,743.54	0.00
50	811,526.79	207,285.82	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	523,208.61	588,437.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,749,265.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	521,004.72	609,987.64	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	541,886.80	480,423.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	388,487.58	388,341.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	622,983.33	605,170.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	773,633.24	665,884.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	381,471.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	490,169.96	479,625.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1,573,508.22	583,083.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	334,886.74	397,972.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	633,116.84	570,848.47	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	1,247.96	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	334,475.91	267,121.17	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	214,366.66	221,391.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	0.00	89,013.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	78,483.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	79,303.56	79,303.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	67,551.60	69,317.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	123,563,951.64	107,271,766.27				17,870,440.20	1,017,511.88	176,604.19	6,256,114.67	845,837.36	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/10/23	0	0.00	0	0.00	2	23,501,120.45	2	23,193,244.84	1	6,339,715.82	0	0.00	0	0.00	0	0.00	4.307635%	4.287296%	15
10/13/23	0	0.00	0	0.00	2	23,549,002.72	2	23,212,806.75	1	6,352,451.15	0	0.00	0	0.00	0	0.00	4.307766%	4.287425%	16
09/12/23	1	3,154,491.20	0	0.00	2	23,599,637.79	3	29,598,966.75	1	0.00	0	0.00	0	0.00	1	9,680,707.29	4.307907%	4.287562%	17
08/11/23	0	0.00	0	0.00	2	23,647,140.05	3	29,631,010.40	1	17,328,776.88	0	0.00	0	0.00	0	0.00	4.320125%	4.299613%	17
07/12/23	0	0.00	0	0.00	2	23,694,459.12	3	29,662,931.03	1	17,362,347.59	0	0.00	0	0.00	0	0.00	4.320257%	4.299742%	18
06/12/23	0	0.00	0	0.00	2	23,744,551.19	3	29,696,276.79	1	17,398,200.04	0	0.00	0	0.00	0	0.00	4.320399%	4.299881%	19
05/12/23	0	0.00	0	0.00	2	23,791,494.54	3	29,727,946.70	1	17,431,470.55	0	0.00	0	0.00	0	0.00	4.320529%	4.300008%	20
04/12/23	0	0.00	0	0.00	2	23,841,224.37	3	29,761,050.73	1	17,467,033.69	0	0.00	0	0.00	0	0.00	4.320669%	4.300145%	21
03/10/23	0	0.00	0	0.00	2	23,887,794.84	3	29,792,471.81	1	17,500,006.55	0	0.00	0	0.00	0	0.00	4.320797%	4.300270%	22
02/10/23	0	0.00	0	0.00	2	23,943,126.34	3	29,828,464.49	1	17,540,176.94	0	0.00	0	0.00	0	0.00	4.320956%	4.300426%	23
01/12/23	0	0.00	0	0.00	2	23,989,303.72	2	12,414,219.69	1	17,572,833.51	0	0.00	0	0.00	0	0.00	4.321081%	4.300549%	24
12/12/22	0	0.00	0	0.00	2	24,035,303.02	2	12,445,261.91	1	17,605,348.87	0	0.00	0	0.00	0	0.00	4.321206%	4.300672%	25
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	30309166	02/06/20	44	5	(456.68)	2,599,006.74	3,181,297.59	18,720,357.98	02/14/20	2		06/21/22
21	30309188	12/06/21	22	6	99,408.36	2,288,224.67	0.00	17,963,996.01	04/23/21	2
43	30309185	10/06/23	0	A	39,047.83	39,047.83	0.00	7,061,022.90	10/18/23	98
47	30309203	12/06/20	34	6	38,604.68	1,329,835.43	1,258,596.78	6,771,712.71	12/14/20	7			12/07/22
Totals					176,604.19	6,256,114.67	4,439,894.37	50,517,089.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		17,445,407	0	0		17,445,407
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		1,011,816,251	982,567,293	17,161,405		12,087,554
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,048,500	3,048,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	1,032,310,158	991,363,631	0	0	17,161,405	23,785,122
Oct-23	1,033,818,435	992,824,026	0	0	17,196,552	23,797,858
Sep-23	1,035,411,905	991,212,369	3,154,491	0	17,233,642	23,811,402
Aug-23	1,054,237,255	995,815,932	0	0	17,268,519	41,152,804
Jul-23	1,055,761,754	997,259,541	0	0	17,303,267	41,198,947
Jun-23	1,057,374,349	998,786,191	0	0	17,339,972	41,248,186
May-23	1,058,886,973	1,000,218,601	0	0	17,374,452	41,293,920
Apr-23	1,060,488,119	1,001,734,454	0	0	17,410,900	41,342,765
Mar-23	1,061,988,958	1,003,155,750	0	0	17,445,116	41,388,092
Feb-23	1,063,768,056	1,004,839,346	0	0	17,485,519	41,443,191
Jan-23	1,065,256,476	1,006,248,933	0	0	34,964,863	24,042,681
Dec-22	1,066,739,265	1,007,653,206	0	0	34,998,674	24,087,385
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	30309166	17,445,406.64	18,720,357.98	8,500,000.00	11/01/22	2,464,101.00	1.43000	--	01/06/20	193
21	30309188	17,161,404.63	17,963,996.01	21,080,000.00	05/11/22	1,911,394.00	1.36000	--	03/06/25	257
43	30309185	7,048,394.08	7,061,022.90	11,800,000.00	11/24/14	723,224.42	1.54000	09/30/23	02/06/25	257
47	30309203	6,339,715.82	6,771,712.71	10,000,000.00	05/01/23	293,185.33	0.62000	09/30/22	04/06/25	256
Totals		47,994,921.17	50,517,089.60	51,380,000.00		5,391,904.75

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	30309166	LO	NY	02/14/20	2

11/6/2023 - 11.01.2023: The loan transferred to special servicing due to a maturity default (Jan, 2020). The collateral is a 136-key hotel located in Long Island City, NY. The hotel has been closed since Spring of 2020, IHG pulled the flag Summer of 2021, triggering full recourse. Receiver appointed August 2022.The master servicer continues to advance for the monthly ground lease payments. Motion for summary judgement granted Feb. 2023. The note was marketed for sale through auction, and the successful buy er failed to close. Special Servicer is evaluating alternative options at this time.

21	30309188	Various	IL	04/23/21	2

11/6/2023 - 11.01.2023 - The loan was transferred to Special Servicing on 4/23/21 due to monetary default. The mixed-use property is located in Champaign, IL. A receiver was appointed on 6/25/21. The receiver has engaged Friedman Real

Estate for property management and leasing. The receiver is addressing renewals for tenants with upcoming lease expirations. Special Servicer is working with counsel to finalize a settlement with lien claimants, as well as move forward with foreclosure, and expects settlement s to be finalized in the near term; delays in settlement and consented foreclosure are due to Borrower and lien claimant counsel delays. Funds are also being applied in accordance with the documents when available.
43	30309185	OF	GA	10/18/23	98
11/6/2023 - 11.01.2023: Loan has been transferred to Special Servicing as of 10/18/2023. Special Servicer is reviewing transaction.

47	30309203	LO	NY	12/14/20	7

11.06.2023 - Collateral enforcement via foreclosure action resulted in a judge entering Judgement of Foreclosure and Sale, which was recorded on April 22, 2022. The foreclosure sale was held August 19, 2022 and the lender successfully credit bid on the asset. The deed was transferred to trust held SPE on 12/7/2022. IHG will be retained as franchisor, and a license agreement has been executed. Driftwood Hospitality has been retained as Property Manager, and is working through brand and capital '' items required by IHG.''

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00 4.45000%		8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72 4.75000%		8	06/15/20	06/05/20	06/22/20
67	30309198	3,407,288.58	5.16100%	3,407,288.58 5.16100%		8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30309170	09/12/23	17,328,776.88	16,000,000.00	14,543,104.72	4,862,397.43	14,543,104.72	9,680,707.29	7,648,069.59	0.00	0.00	7,648,069.59	37.86%
49	30309199	03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30294760	09/12/22	4,489,232.18	3,400,000.00	3,175,866.20	1,563,554.89	3,120,622.62	1,557,067.73	2,932,164.45	0.00	185,603.15	2,746,561.30	45.77%
75	30295208	10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			31,805,256.94	34,810,000.00	21,455,526.17	6,995,279.16	21,220,302.06	14,225,022.90	10,580,234.04	0.00	185,603.15	10,394,630.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	30309170	09/12/23	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30294760	04/12/23	0.00	0.00	2,746,561.30	0.00	0.00	1,154.73	0.00	0.00	2,746,177.15
		03/10/23	0.00	0.00	2,745,406.57	0.00	0.00	(30,708.94)	0.00	0.00
		01/12/23	0.00	0.00	2,775,731.36	0.00	0.00	(156,433.09)	0.00	0.00
		09/12/22	0.00	0.00	2,932,164.45	0.00	0.00	2,932,164.45	0.00	0.00
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	10,394,630.89	0.00	0.00	10,394,246.74	0.00	0.00	10,394,246.74

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	3,794.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,755.61	0.00	0.00	0.00	0.00	78,882.80	0.00	0.00	0.00	0.00
21	0.00	0.00	3,702.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	686.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	404.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,367.54	0.00	0.00	658.76	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	0.00	0.00	231.66	0.00	0.00	0.00	(104.51)	0.00	0.00	0.00
Total	0.00	0.00	9,511.68	0.00	4,430.47	658.76	0.00	78,882.80	(104.51)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,379.20

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30